Digital assets - Fair values of digital assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Digital assets
Total	$ 52,111	$ 45,958
Bitcoin ("BTC")
Digital assets
Total	20,447	7,883
Ethereum ("ETH")
Digital assets
Total	3,812	5,937
USD Tether ("USDT")
Digital assets
Total	7,933	19,081
USD Coin ("USDC")
Digital assets
Total	17,882	12,449
Others
Digital assets
Total	$ 2,037	$ 608
Maximum percentage of other crypto assets	5.00%	5.00%